Changes in carrying values of financial instruments classified as Level 3 (Details) - Level 3 - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Recognized in profit (loss) for the year		₩ (122,382)	₩ (172,063)
Financial assets at fair value through profit or loss
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance		11,762,259	7,122,565
Recognized in profit (loss) for the year		(59,931)	61,738
Recognized in other comprehensive income (loss) for the year		69,819	125,037
Purchase		4,461,802	5,941,978
Issue		0	0
Settlement		(5,231,666)	(2,332,781)
Reclassification		(377,641)	0
Transfer to level3	[1]	358,123	162,906
Transfer from level3	[1]	(57,513)	(27,075)
Business combination (Note 47)		463	707,891
Ending balance		10,925,715	11,762,259
Securities at fair value through other comprehensive income
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance		660,118	550,505
Recognized in profit (loss) for the year		(2,094)	1,461
Recognized in other comprehensive income (loss) for the year		(2,521)	34,716
Purchase		61,919	103,564
Issue		0	0
Settlement		(14)	(22,842)
Reclassification		0	(7,286)
Transfer to level3	[1]	0	0
Transfer from level3	[1]	0	0
Business combination (Note 47)		0	0
Ending balance		717,408	660,118
Financial liabilities designated at fair value through profit or loss
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance		(8,511,489)	(6,833,737)
Recognized in profit (loss) for the year		(196,743)	(826,594)
Recognized in other comprehensive income (loss) for the year		(9,689)	(13,654)
Purchase		0	0
Issue		(9,043,503)	(8,821,680)
Settlement		9,928,472	7,984,176
Reclassification		0	0
Transfer to level3	[1]	(308,552)	0
Transfer from level3	[1]	0	0
Business combination (Note 47)		0	0
Ending balance		(8,141,504)	(8,511,489)
Derivative assets and liabilities, net
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance		155,856	(526,223)
Recognized in profit (loss) for the year		136,386	591,332
Recognized in other comprehensive income (loss) for the year		0	0
Purchase		1,171	2,221
Issue		0	0
Settlement		(74,584)	88,312
Reclassification		0	0
Transfer to level3	[1]	625	248
Transfer from level3	[1]	21	(34)
Business combination (Note 47)		0	0
Ending balance		₩ 219,475	₩ 155,856

[1]	The investment securities transferred to Level 3 as the availability of observable market data changed due to reasons such as suspension of trading, and the derivative instruments transferred to Level 3 as the availability of observable market data changed due to reasons such as changes in the valuation.